Trade and other receivables, net (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Customers
Foreign	$ 2,759,993	$ 2,404,531
Domestic	2,015,517	1,512,821
Fuel price stabilization fund(1)	256,303	3,828,691
Accounts receivable from employees	95,693	78,459
Industrial services	47,691	154,152
Related parties (Note 30)	27,449	23,480
Other	497,688	192,109
Total current	5,700,334	8,194,243
Non-current
Accounts receivable from employees	508,588	470,609
Related parties (Note 30)	93,657	117,824
Domestic customers	52,819
Other	131,732	167,141
Total non-current	$ 786,796	$ 755,574